UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2011

Date of reporting period: May 31, 2011

*Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended May 31, 2011, originally filed with the Securities and Exchange Commission on August 9, 2011 (Accession Number 0001193125-11-215660) to amend Item 6(b). The purpose of this amendment is to supplement the Annual Report to Shareholder Reports for the SEI Institutional Investments Trust.

Items 1 through 6(a). 6(b) (supplemented further herein), and 7 through 12(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on August 9, 2011 (Accession Number 0001193125-11-215660).

SEI INSTITUTIONAL INVESTMENTS TRUST

Supplement dated September 23, 2011

to the Annual Report to Shareholders dated May 31, 2011 (“Annual Report”)

This Supplement updates certain information contained in the above-dated Annual Report for the SEI Institutional Investments Trust (the “Trust”).

The following section replaces the current information set forth in response to Item 6(b):

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund divested itself of the following security during the fiscal year ended May 31, 2011:

1	Issuer Name:	Arcelor Mittal	Merck	Mitsui	OMV AG	Renault	Sumitomo	JX Holdings	Schneider	Eni Spa

2	Ticker Symbol:	MT NA	MRK GY	8031 JP	OMV AG	RNO FP	8053 JP	5020 JP	SU FP	ENI

3	CUSIP:	B03XPL1	4741844	6597302	4651459	4712798	6858946	B627LW9	4834108	7145056

4	Number of Shares Divested:	2,109	103	6,400	1,399	1,629	29,400	19,000	2,347	1,237

5	Date Security was Divested:	7/22/2010	7/22/2010	7/22/2010	7/23/2010	7/22/2010	7/23/2010	7/29/2010	5/7/2010	1/19/2011

6	The Registrant no longer holds any shares of the divested securities in the above table.

7	Name of statute in accordance with which the securities were divested:	Sudan Accountability and Divestment Act of 2007	Sudan Accountability and Divestment Act of 2007	Sudan Accountability and Divestment Act of 2007	Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010	Sudan Accountability and Divestment Act of 2007	Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010	Sudan Accountability and Divestment Act of 2007	Sudan Accountability and Divestment Act of 2007	Sudan Accountability and Divestment Act of 2007

You may obtain a copy of the Fund’s Annual Report free of charge, upon request, by calling toll-free 1-800-DIALSEI or by writing to SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 .

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Item 12	Exhibits

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

/s/ Robert A. Nesher

Robert A. Nesher

President & CEO

Date: September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert A. Nesher

Robert A. Nesher

President & CEO

Date: September 23, 2011

/s/ Peter A. Rodriguez

Peter A. Rodriguez

Controller & CFO

Date: September 23, 2011